Accrued Expenses and Other Accounts Payable (Tables)	12 Months Ended
Dec. 31, 2019
Payables and Accruals [Abstract]
Schedule of accrued expenses and other accounts payable
	December 31,
	2019	2018

Employees and payroll accruals	$21,092	$16,242
Accrued expenses	6,790	6,219
Government authorities	4,110	1,426
Other	627	571

	$32,619	$24,458